Basis of Presentation (Details) Ft in Thousands, $ in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Mar. 10, 2022 EUR (€)	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Feb. 01, 2021 EUR (€)	Dec. 02, 2020 EUR (€)	Dec. 01, 2020	Sep. 02, 2020 USD ($)	Apr. 14, 2020 EUR (€)	Mar. 30, 2020 shares	Jul. 05, 2017	Oct. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2017	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)	Mar. 10, 2022 USD ($)	Jan. 13, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Aug. 26, 2021 USD ($)	Mar. 08, 2021 USD ($)	Feb. 01, 2021 HUF (Ft)	Dec. 31, 2020 EUR (€)	Oct. 01, 2020 EUR (€) Center facility	Oct. 01, 2020 USD ($) Center facility	Jul. 20, 2020 EUR (€) Center facility	Jul. 20, 2020 USD ($) Center facility	Dec. 31, 2019 EUR (€)	Dec. 28, 2018 USD ($)
Basis of presentation.
Consideration received in shares | shares									1,766,000,000
Other current assets												€ 81,814,000						€ 64,079,000
Net deferred tax												859,900,000						481,477,000						€ 406,892,000					€ 340,803,000
Deferred tax assets												174,923,000						152,507,000						€ 149,921,000
Tax loss carryforwards
Basis of presentation.
Deferred tax assets												61,152,000
Tax loss carryforwards that will be recovered in less than 5 years
Basis of presentation.
Deferred tax assets												€ 48,453,000
Plasmavita Healthcare GmbH (Germany)
Basis of presentation.
Contribution								€ 10,000,000
Ownership interest in joint venture (as a percent)								50.00%					50.00%
VCN Bioscience S.L
Basis of presentation.
Percentage of sale of interest																100.00%
Consideration for sale of interest | $																$ 7,700
Income recognized as result of divestment	€ 7,557,000
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Percentage of shareholding									26.20%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostics Solutions Inc [Member]
Basis of presentation.
Number of shares to be delivered | shares									90
Ownership interest acquired (as a percent)									40.00%
Government of Andorra
Basis of presentation.
Percentage of shareholding												20.00%
GigaGen Inc.
Basis of presentation.
Percentage of shareholding										43.96%
Difference between the fair value of the previous shareholding and the recognized carrying amount		€ 34,525,000	$ 41,758
Green Cross
Basis of presentation.
First repurchase of non-controlling interests																									€ 387,917,000	$ 457,160
Number of purification facilities | facility																									2	2	2	2
Number of plasma collection centers | Center																									11	11	11	11
Consideration transferred for acquisition																											€ 387,917,000	$ 457,160
GigaGen Inc.
Basis of presentation.
Percentage of shareholding		100.00%	100.00%
Total consideration | $																						$ 90,500
Ownership interest acquired (as a percent)		100.00%																				100.00%
Consideration transferred for acquisition		€ 73,428,000																				$ 88,811
Prometic Plasma Resources, Inc.
Basis of presentation.
Consideration transferred for acquisition																		€ 7,757,000	$ 8,805	$ 11,127
Grifols Escrow Issuer, S.A
Basis of presentation.
Consideration transferred for acquisition | $																					$ 60
Biotest AG
Basis of presentation.
Ownership interest acquired (as a percent)															70.18%
Consideration transferred for acquisition															€ 1,460,853,000
Haema Plasma Kft
Basis of presentation.
Percentage of interest				100.00%
Consideration transferred for acquisition				€ 16,948,000																			Ft 6,228,796
Access Biologicals, LLC
Basis of presentation.
Ownership interest acquired (as a percent)												51.00%		51.00%
Consideration transferred for acquisition | $														$ 142,000
Albimmune SL
Basis of presentation.
Ownership interest acquired (as a percent)																	51.00%
Consideration transferred for acquisition																	€ 3,000
Biotest Us Corporation and Haema AG
Basis of presentation.
Consideration for sale of subsidiary | $																														$ 538,014
Alkahest, Inc. (USA)
Basis of presentation.
Percentage of interest							57.55%
Consideration transferred for acquisition | $							$ 146,000
Grifols Malaysia Sdn Bhd
Basis of presentation.
Percentage of interest												49.00%
Grifols (Thailand) Pte Ltd.
Basis of presentation.
Number of classes of shares | shares												2
VCN Bioscience S.L
Basis of presentation.
Percentage of interest					86.83%	81.34%
Share capital increase					€ 5,000,000
Grifols Diagnostics Solutions Inc [Member] | Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Economic rights (as a percent)									45.00%
G Pyrenees Research Cntr
Basis of presentation.
Percentage of interest												80.00%
Contribution made												€ 2,000
Araclon Biotech S.L
Basis of presentation.
Percentage of interest											75.85%
Share capital increase											€ 10,000,000